Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 05, 2012
Document And Entity Information
Entity Registrant Name	OMEGA COMMERCIAL FINANCE CORP
Entity Central Index Key	0000029504
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		32,885,900
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012